Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Raw material	$ 40,828	$ 37,562	$ 35,784
Work-in-process	6,553	5,653	5,277
Finished goods	30,453	29,044	31,134
Inventories	$ 77,834	$ 72,259	$ 72,195